Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
At December 31, property and equipment consisted of the following:

	2018	2017
Land	$165.5	$167.7
Buildings	7,116.6	6,826.9
Equipment	7,792.3	7,684.1
Construction in progress	1,588.6	1,600.6
	16,663.0	16,279.3
Less accumulated depreciation	(8,666.9)	(8,394.2)
Property and equipment, net	$7,996.1	$7,885.1

Schedule of Rent Expense
Depreciation expense related to property and equipment and rental expense for all leases, including contingent rentals (not material), was as follows:

	2018	2017	2016
Depreciation expense	$797.1	$681.7	$638.8
Rental expense	175.7	177.4	179.2

Schedule of Future Minimum Rental Payments for Operating Leases	The future minimum rental commitments under non-cancelable operating leases are as follows:

	2019	2020	2021	2022	2023	After 2023
Lease commitments	$130.6	$107.9	$75.5	$64.7	$49.9	$281.0